Equipment (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022
Property, Plant and Equipment [Abstract]
Schedule of property plant and equipment

	August 31, 2022	February 28, 2022
	(unaudited)
Equipment	$50,489	$62,347
Less: accumulated depreciation	(28,215)	(35,539)
Net equipment	$22,274	$26,808

	February 28, 2022	February 28, 2021
Equipment	$62,347	$47,953
Less: accumulated depreciation	(35,539)	(21,500)
Net equipment	$26,808	$26,453